Goodwill and Intangible Assets-Intangible Assets by Type (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Intangible Assets by Major Class [Line Items]
Gross carrying amount	7,029		$ 7,163
Accumulated amortization	(2,902)		(2,711)
Net carrying amount	4,127		4,452		4,809	[1]
Finite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	4,354		4,471
Accumulated amortization	(2,902)		(2,711)
Net carrying amount	1,452		1,760
Finite-lived Intangible Assets | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	11 years
Finite-lived Intangible Assets | Customer relationships—Investment Management
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,945		2,043
Accumulated amortization	(1,481)		(1,449)
Net carrying amount	464		594
Finite-lived Intangible Assets | Customer relationships—Investment Management | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	11 years
Finite-lived Intangible Assets | Customer contracts—Investment Services
Intangible Assets by Major Class [Line Items]
Gross carrying amount	2,328		2,352
Accumulated amortization	(1,354)		(1,202)
Net carrying amount	974		1,150
Finite-lived Intangible Assets | Customer contracts—Investment Services | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	11 years
Finite-lived Intangible Assets | Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount	81		76
Accumulated amortization	(67)		(60)
Net carrying amount	14		16
Finite-lived Intangible Assets | Other | Weighted Average
Intangible Assets by Major Class [Line Items]
Remaining weighted- average amortization period	4 years
Indefinite-lived Intangible Assets
Intangible Assets by Major Class [Line Items]
Gross carrying amount	2,675	[2]	2,692	[2]
Net carrying amount	2,675	[2]	2,692	[2]
Indefinite-lived Intangible Assets | Customer relationships—Investment Management
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,315	[2]	1,323	[2]
Net carrying amount	1,315	[2]	1,323	[2]
Indefinite-lived Intangible Assets | Trade name
Intangible Assets by Major Class [Line Items]
Gross carrying amount	1,360	[2]	1,369	[2]
Net carrying amount	1,360	[2]	$ 1,369	[2]

[1]	Includes the reclassification of intangible assets associated with the Newton Private Clients business from Investment Management to the Other segment.
[2]	Intangible assets not subject to amortization have an indefinite life.